NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
NET LOSS PER SHARE
6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the nine months ended September 30, 2011 and 2010 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing 61,873,817 and 69,690,223 incremental shares at September 30, 2011 and 2010, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing 182,601,216 and 185,501,736 incremental shares at September 30, 2011 and 2010, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately 11,630,000 and 9,772,500 incremental shares at September 30, 2011 and 2010, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

10.           NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2010 and 2009 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 60,546,634 and 44,410,042 incremental shares at December 31, 2010 and 2009, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 185,838,147 and 214,993,901 incremental shares at December 31, 2010 and 2009, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 13,352,500 and -0- shares at December 31, 2010 and 2009, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.